(9) Property and Equipment: Property, Plant and Equipment (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Property, Plant and Equipment

	December 31,	September 30,
	2013	2013
Equipment, software and tooling	$ 2,064,657	$ 2,002,577
Automobiles	33,466	33,466
Leasehold improvements	127,162	127,162
Furniture and fixtures	247,218	247,218
Total property and equipment before accumulated depreciation	2,472,503	2,410,423
Accumulated depreciation	(2,139,395)	(2,092,222)
Property and equipment, net of accumulated depreciation	$ 333,108	$ 318,201